CONDENSED BALANCE SHEETS - CIK 0001836935 Centricus Acquisition Corp. - USD ($)	Mar. 31, 2021	Feb. 08, 2021	Dec. 31, 2020	Nov. 23, 2020
Current assets
Cash	$ 1,159,689
Prepaid expenses and other current assets	806,550
Total Current Assets	1,966,239
Deferred offering costs			$ 216,584
Marketable securities held in Trust Account	345,004,632
TOTAL ASSETS	346,970,871		216,584
Current liabilities
Accrued expenses	844,864
Accrued offering costs	17,653		121,593
Promissory note - related party	132,990		74,991
Total Current Liabilities	995,507		196,584
Warrant liability	10,275,250	$ 20,550,500
TOTAL LIABILITIES	23,345,757		196,584
Class A ordinary shares subject to possible redemption 31,862,511 and no shares at redemption value at March 31, 2021 and December 31, 2020, respectively	318,625,110	309,309,930
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital		5,692,320	24,137
Accumulated Deficit	4,998,877	(693,534)	(5,000)
Total Shareholders' Equity	5,000,004		20,000	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	346,970,871		216,584
Class A Common Stock
Shareholders' Equity
Common stock	264	$ 357
Total Shareholders' Equity	264		0
Class B Common Stock
Shareholders' Equity
Common stock	863		863
Total Shareholders' Equity	$ 863		$ 863